Derecognition And Offset Of Financial Instruments - Financial Liabilities Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 68,642,579	₩ 56,897,896
Gross amounts of recognized financial liabilities set off	37,619,358	32,933,133
Net amounts of consolidate financial liabilities presented	31,023,221	23,964,763
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	17,274,412	21,020,650
Cash collateral pledged and others	406,310	533,052
Net amounts	13,342,499	2,411,061
Derivative liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	5,806,793	9,256,251
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	5,806,793	₩ 9,256,251
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	10,169,723
Cash collateral pledged and others	406,310
Net amounts	₩ 1,545,214
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Equity-linked securities in short position
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Payable spot exchange
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 6,314,454	₩ 5,585,272
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	₩ 6,314,454	₩ 5,585,272
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s default, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative liabilities and Payable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		₩ 11,899,555
Cash collateral pledged and others		533,052
Net amounts		2,408,916
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 6,678,468	1,530,767
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	6,678,468	1,530,767
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	6,678,468	1,530,767
Cash collateral pledged and others	0	0
Net amounts	₩ 0	₩ 0
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group has entered into a sale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a purchase and resale agreement and accounted it as a secured loan. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets. In securities lending transactions, offsetting agreements are similarly executed through analogous arrangements, and the amounts of borrowed securities presented in the consolidated financial statements as of December 31, 2024 and 2025, are 182,478 million Won and 426,221 million Won, respectively. These amounts may be offset against bonds provided as collateral.	The Group has entered into a sale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a purchase and resale agreement and accounted it as a secured loan. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets. In securities lending transactions, offsetting agreements are similarly executed through analogous arrangements, and the amounts of borrowed securities presented in the consolidated financial statements as of December 31, 2024 and 2025, are 182,478 million Won and 426,221 million Won, respectively. These amounts may be offset against bonds provided as collateral.
Unpaid domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities		₩ 40,525,606
Gross amounts of recognized financial liabilities set off		32,933,133
Net amounts of consolidate financial liabilities presented		7,592,473
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		7,590,328
Cash collateral pledged and others		0
Net amounts		₩ 2,145
Securities sold
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 426,221
Gross amounts of recognized financial liabilities set off	0
Net amounts of consolidate financial liabilities presented	426,221
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	426,221
Cash collateral pledged and others	0
Net amounts	0
Domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	49,356,200
Gross amounts of recognized financial liabilities set off	37,606,420
Net amounts of consolidate financial liabilities presented	11,749,780
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0
Cash collateral pledged and others	0
Net amounts	11,749,780
Accounts Payable
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	60,443
Gross amounts of recognized financial liabilities set off	12,938
Net amounts of consolidate financial liabilities presented	47,505
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0
Cash collateral pledged and others	0
Net amounts	₩ 47,505